UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                               Shares
                    Industry                                     Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Africa
-----------------------------------------------------------------------------------------------------------------------------------
South               Food & Staples Retailing - 0.5%           855,250  Massmart Holdings Ltd.                        $    6,265,620
Africa - 0.5%       ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Africa - 0.5%               6,265,620
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.7%      Leisure Equipment & Products - 0.7%       356,600  AGFA-Gevaert NV                                    8,447,240
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Belgium                     8,447,240
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.4%      Electrical Equipment - 0.7%               323,166  Vestas Wind Systems A/S (a)(f)                     8,618,638
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                          138,200  TrygVesta A/S                                      8,228,287
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Denmark                    16,846,925
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 2.1%      Construction & Engineering - 0.8%         395,400  YIT Oyj                                            9,150,969
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.6%                   164,095  Stockmann AB 'B'                                   6,886,660
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.7%          1,703,000  M-real Oyj 'B'                                     8,607,547
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Finland                    24,645,176
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.3%       Commercial Services &                     143,075  Eurofins Scientific (a)                            9,062,033
                    Supplies - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                        4,543,500  SCOR                                              11,050,543
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.6%       163,382  Trigano SA                                         7,355,522
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                     27,468,098
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.8%      Electrical Equipment - 0.2%               122,200  SGL Carbon AG (a)                                  2,349,821
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                    76,300  Rhoen-Klinikum AG                                  3,422,491
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.8%                          224,200  Heidelberger Druckmaschn                           9,233,034
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.5%                    553,340  Paion AG (a)                                       6,392,618
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Germany                    21,397,964
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.7%      Airlines - 1.1%                           220,273  Ryanair Holdings Plc (a)(e)(f)                    13,941,078
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.6%                    1,372,250  Greencore Group Plc                                6,788,067
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Ireland                    20,729,145
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.4%        Building Products - 0.8%                  550,800  Permasteelisa SpA                                  9,473,743
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%         214,094  Astaldi SpA                                        1,473,995
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                          853,700  Milano Assicurazioni SpA                           6,316,614
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                345,700  Valentino Fashion Group SpA                       11,854,398
                    Goods - 1.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Italy                      29,118,750
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.1%  Commercial Services &                     454,977  Tele Atlas NV (a)(f)                               7,780,636
                    Supplies - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.7%                      627,400  Koninklijke Wessanen NV CVA                        8,678,787
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.7%                              469,400  Endemol NV                                         8,948,937
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands            25,408,360
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%       Energy Equipment & Services - 0.5%        357,000  Acergy SA (a)                                      6,106,402
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Norway                      6,106,402

BlackRock Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                               Shares
                    Industry                                     Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.6%        Construction & Engineering - 0.6%          88,200  Grupo Ferrovial SA                            $    7,083,530
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Spain                       7,083,530
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.9%       Biotechnology - 0.9%                      741,200  Q-Med AB                                          10,568,994
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.2%                     86,700  D Carnegie AB                                      1,827,804
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                    159,100  Boliden AB                                         3,017,636
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.6%        598,000  Tanganyika Oil Co., Ltd. (a)                       7,221,483
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                     22,635,917
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 2.8%  Biotechnology - 0.8%                       66,300  Actelion Ltd. (a)                                  9,485,402
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.5%                          456,900  Clariant AG                                        6,157,829
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.0%                           51,958  Swiss Life Holding                                12,119,873
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.5%                    79,100  Dufry Group (a)                                    6,308,067
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Switzerland                34,071,171
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.7%       Beverages - 0.7%                          341,500  Anadolu Efes Biracilik Ve Malt Sanayii AS          8,466,942
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Turkey                      8,466,942
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.7%              2,490,400  QinetiQ Plc                                        8,094,323
Kingdom - 6.0%      ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                      988,300  Premier Foods Plc                                  4,905,963
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                   513,700  SSL International Plc                              3,358,457
                    Supplies - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.2%                        2,920,192  Amlin Plc                                         15,109,614
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                        1,737,200  Enodis Plc                                         5,646,265
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.2%        285,000  Dana Petroleum Plc (a)                             6,319,137
                                                              397,600  Premier Oil Plc (a)                                7,672,005
                                                                                                                     --------------
                                                                                                                         13,991,142
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                  266,800  Great Portland Estates Plc                         3,015,112
                    Development - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.6%                           811,150  Surfcontrol Plc (a)                                7,091,028
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.9%                 6,759,191  Game Group Plc                                    11,142,217
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United Kingdom         72,354,121
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Europe - 27.0%            324,779,741
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.0%       Construction & Engineering - 0.5%         525,700  Obrascon Huarte Lain Brasil SA (a)                 5,981,018
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation                            933,500  Cia de Concessoes Rodoviarias                      9,029,710
                    Infrastructure - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.7%                    931,100  Companhia de Saneamento de Minas Gerais            8,680,545
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Brazil                     23,691,273
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.6%       Beverages - 0.6%                        2,629,400  Embotelladoras Arca SA de CV                       7,650,033
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 1.0%       3,147,200  Empresas ICA Sociedad Controladora, SA de CV
                                                                       (a)                                               11,331,208
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Mexico                     18,981,241
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Latin America - 3.6%       42,672,514
-----------------------------------------------------------------------------------------------------------------------------------
Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.8%       Chemicals - 0.8%                        1,413,100  Frutarom                                          10,175,633
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Middle
                                                                       East - 0.8%                                       10,175,633
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.6%      Capital Markets - 0.5%                    162,800  Lazard Ltd. Class A                                6,508,744
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                837,700  Ports Design Ltd.                                  1,290,051
                    Goods - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Bermuda                     7,798,795
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                               Shares
                    Industry                                     Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.5%       Biotechnology - 0.6%                    2,419,700  DiagnoCure, Inc. (a)(g)                       $    6,940,385
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.4%                              237,400  Cinram International Income Fund                   4,755,873
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.9%                    306,800  Agnico-Eagle Mines Ltd.                            9,550,684
                                                              222,700  Aur Resources Inc.                                 3,593,062
                                                            1,080,200  Eldorado Gold Corp. (a)                            4,695,890
                                                              406,100  Kinross Gold Corp. (a)                             5,084,372
                                                                                                                     --------------
                                                                                                                         22,924,008
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.5%                  1,064,100  Labopharm, Inc. (a)                                6,056,590
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 1.1%                           359,725  Cognos, Inc. (a)                                  13,129,963
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Canada                     53,806,819
-----------------------------------------------------------------------------------------------------------------------------------
Cayman              Diversified Consumer                       50,800  New Oriental Education & Technology Group
Islands - 0.4%      Services - 0.1%                                    (a)(e)                                             1,231,900
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                    985,100  Kingboard Chemical Holdings Ltd.                   3,546,095
                    Instruments - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Cayman Islands          4,777,995
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.8%                785,600  DynCorp. International, Inc. (a)                   9,890,704
States - 37.0%      ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                    287,300  LKQ Corp. (a)                                      6,311,981
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 3.0%                      211,900  Alexion Pharmaceuticals, Inc. (a)                  7,200,362
                                                              573,100  Applera Corp. - Celera Genomics Group (a)          7,977,552
                                                              881,325  BioMarin Pharmaceuticals, Inc. (a)                12,541,255
                                                              220,100  OSI Pharmaceuticals, Inc. (a)                      8,260,353
                                                                                                                     --------------
                                                                                                                         35,979,522
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.0%                    223,200  Jefferies Group, Inc. New Shares                   6,361,200
                                                              181,030  Stifel Financial Corp. (a)                         5,745,892
                                                                                                                     --------------
                                                                                                                         12,107,092
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%                          149,150  The Scotts Miracle-Gro Co.                         6,635,684
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.0%                   328,500  Irwin Financial Corp.                              6,425,460
                                                              185,025  Sterling Financial Corp. (f)                       6,000,361
                                                                                                                     --------------
                                                                                                                         12,425,821
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                     363,150  Covanta Holding Corp. (a)(f)                       7,818,620
                    Supplies - 1.4%                           365,200  FTI Consulting, Inc. (a)                           9,151,912
                                                                                                                     --------------
                                                                                                                         16,970,532
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.9%           188,400  F5 Networks, Inc. (a)                             10,120,848
                                                               10,100  Riverbed Technology, Inc. (a)                        196,950
                                                                                                                     --------------
                                                                                                                         10,317,798
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 1.5%            454,350  Emulex Corp. (a)                                   8,255,540
                                                              368,351  Stratasys, Inc. (a)(f)                             9,728,150
                                                                                                                     --------------
                                                                                                                         17,983,690
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.6%         327,000  The Shaw Group, Inc. (a)(f)                        7,730,280
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.8%             390,300  Packaging Corp. of America (f)                     9,054,960
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 1.7%                 435,300  Cleco Corp.                                       10,986,972
                                                              390,400  Northeast Utilities                                9,084,608
                                                                                                                     --------------
                                                                                                                         20,071,580
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 1.1%        432,300  Hanover Compressor Co. (a)                         7,876,506
                                                               72,600  Veritas DGC, Inc. (a)(f)                           4,778,532
                                                                                                                     --------------
                                                                                                                         12,655,038
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                   353,750  Inverness Medical Innovations, Inc. (a)           12,296,350
                    Supplies - 1.0%
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                               Shares
                    Industry                                     Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                     176,525  The Cheesecake Factory, Inc. (a)(f)           $    4,799,715
                    Leisure - 0.7%                             26,650  Panera Bread Co. Class A (a)                       1,552,363
                                                               41,251  Red Robin Gourmet Burgers, Inc. (a)(f)             1,902,084
                                                                                                                     --------------
                                                                                                                          8,254,162
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 1.9%       406,900  Aladdin Knowledge Systems Ltd. (a)                 6,856,265
                                                            2,119,250  SupportSoft, Inc. (a)                              9,261,123
                                                              826,950  webMethods, Inc. (a)                               6,326,168
                                                                                                                     --------------
                                                                                                                         22,443,556
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.7%       346,200  Marvel Entertainment, Inc. (a)(f)                  8,357,268
                    ---------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools &                     226,100  Cambrex Corp.                                      4,682,531
                    Services - 0.9%                           180,600  Pharmaceutical Product Development, Inc.           6,445,614
                                                                                                                     --------------
                                                                                                                         11,128,145
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.3%                              184,700  Regal Entertainment Group Series A (f)             3,660,754
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                    279,200  Brush Engineered Materials, Inc. (a)               6,943,704
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.9%         80,800  Houston Exploration Co. (a)                        4,456,120
                                                              268,600  OMI Corp. New Shares                               5,831,306
                                                                                                                     --------------
                                                                                                                         10,287,426
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                   72,500  Bare Escentuals, Inc. (a)                          1,968,375
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.8%                    293,000  Noven Pharmaceuticals, Inc. (a)                    7,067,160
                                                              149,800  Valeant Pharmaceuticals International              2,963,044
                                                                                                                     --------------
                                                                                                                         10,030,204
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts             546,000  Ashford Hospitality Trust, Inc.                    6,513,780
                    (REITs) - 1.3%                            563,058  DiamondRock Hospitality Co.                        9,352,393
                                                                                                                     --------------
                                                                                                                         15,866,173
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                   27,700  Jones Lang LaSalle, Inc.                           2,367,796
                    Development - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor            650,300  Entegris, Inc. (a)(f)                              7,094,773
                    Equipment - 3.8%                          689,750  Integrated Device Technology, Inc. (a)            11,077,385
                                                              875,760  MoSys, Inc. (a)                                    5,893,865
                                                              211,400  Power Integrations, Inc. (a)                       4,143,440
                                                            1,085,800  RF Micro Devices, Inc. (a)                         8,230,364
                                                              403,700  Trident Microsystems, Inc. (a)                     9,390,062
                                                                                                                     --------------
                                                                                                                         45,829,889
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 3.3%                           433,117  Activision, Inc. (a)(f)                            6,540,067
                                                              213,900  Hyperion Solutions Corp. (a)                       7,375,272
                                                              200,200  Kronos, Inc. (a)                                   6,824,818
                                                              129,250  NAVTEQ Corp. (a)                                   3,374,718
                                                              821,200  Novell, Inc. (a)(f)                                5,025,744
                                                              405,575  Sybase, Inc. (a)                                   9,831,138
                                                               13,900  Witness Systems, Inc. (a)                            243,667
                                                                                                                     --------------
                                                                                                                         39,215,424
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 2.3%                   119,250  Abercrombie & Fitch Co. Class A (f)                8,285,490
                                                               42,300  AnnTaylor Stores Corp. (a)                         1,770,678
                                                               59,550  GameStop Corp. Class A (a)                         2,755,974
                                                               63,600  Guitar Center, Inc. (a)                            2,841,648
                                                              696,350  Urban Outfitters, Inc. (a)(f)                     12,318,432
                                                                                                                     --------------
                                                                                                                         27,972,222
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                115,350  Polo Ralph Lauren Corp.                            7,461,992
                    Goods - 0.6%
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                               Shares
                    Industry                                     Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Trading Companies &                       524,300  Interline Brands, Inc. (a)                    $   12,939,724
                    Distributors - 2.0%                       539,400  UAP Holding Corp.                                 11,526,978
                                                                                                                     --------------
                                                                                                                         24,466,702
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                297,500  SBA Communications Corp. Class A (a)               7,238,175
                    Services - 0.6%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United States         443,922,999
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in North America - 42.5%     510,306,608
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 2.3%    Beverages - 0.7%                        1,466,000  Lion Nathan Ltd.                                   8,861,443
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                   309,200  Cochlear Ltd.                                     12,229,278
                    Supplies - 1.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts           4,491,395  CFS Retail Property Trust                          6,770,459
                    (REITs) - 0.6%                            122,741  CFS Retail Property Trust (a)                        181,360
                                                                                                                     --------------
                                                                                                                          6,951,819
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                  28,042,540
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.9%        Transportation                         18,540,100  Shenzhen Expressway Co. Ltd.                      10,326,162
                    Infrastructure - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in China                      10,326,162
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.9%    Commercial Banks - 0.6%                 4,367,700  Industrial & Commercial Bank of China Ltd.         7,611,841
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   1,144,200  Hong Kong Exchanges and Clearing Ltd.              8,347,752
                    Services - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.6%                            6,008,500  Clear Media Ltd. (a)                               6,708,454
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Hong Kong                  22,668,047
-----------------------------------------------------------------------------------------------------------------------------------
India - 1.8%        IT Services - 0.6%                        403,009  Satyam Computer Services Ltd.                      7,181,765
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.6%                  1,788,600  Hindalco Industries Ltd.                           6,677,310
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.6%                   177,466  Pantaloon Retail India Ltd.                        7,289,148
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in India                      21,148,223
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.2%    Media - 0.2%                           34,958,700  Surya Citra Media Tbk PT                           3,107,440
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Indonesia                   3,107,440
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 11.4%       Auto Components - 0.4%                    400,300  Koito Manufacturing Co. Ltd.                       5,163,739
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.9%                          323,600  ITO EN, Ltd.                                      11,155,313
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.4%                  803,500  Sanwa Shutter Corp.                                4,559,734
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                    651,725  Okasan Holdings, Inc.                              5,751,895
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.2%                          748,300  Air Water Inc.                                     7,028,880
                                                              865,000  Nippon Sanso Corp.                                 7,348,452
                                                                                                                     --------------
                                                                                                                         14,377,332
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.6%                   722,600  The Bank of Kyoto Ltd.                             7,307,707
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services &                     286,000  Meitec Corp.                                       8,793,292
                    Supplies - 0.7%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.4%                  80,700  Okinawa Electric Power Co., Inc.                   4,743,641
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                    208,000  NEOMAX Co. Ltd.                                    3,567,526
                    Instruments - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                   239,000  Fujirebio, Inc.                                    5,931,224
                    Supplies - 0.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 1.0%                        1,709,000  Aioi Insurance Co., Ltd.                          11,768,238
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.

Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                               Shares
                    Industry                                     Held  Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.7%        11,905  Jupiter Telecommunications Co., Ltd. (a)      $    8,974,251
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.6%                          345,400  Amano Corp.                                        4,429,218
                                                              454,500  Komori Corp.                                       9,258,226
                                                            1,144,000  Takuma Co., Ltd.                                   6,017,228
                                                                                                                     --------------
                                                                                                                         19,704,672
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.4%                    264,800  Tokyo Steel Manufacturing Co., Ltd.                4,169,425
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                1,002,935  Tokyu Land Corp.                                   9,514,142
                    Development - 0.8%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                           216,000  Capcom Co., Ltd.                                   3,139,423
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.7%                    83,250  Yamada Denki Co., Ltd.                             8,348,621
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Japan                     136,970,175
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 1.1%     Airlines - 1.1%                        30,782,100  AirAsia Bhd (a)                                   12,770,231
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Malaysia                   12,770,231
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 1.0%  Commercial Banks - 0.7%                 7,052,320  Bank of the Philippine Islands                     8,219,978
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication              91,300  Philippine Long Distance Telephone                 4,129,329
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Philippines            12,349,307
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.9%  Hotels, Restaurants &                     519,330  Kangwon Land, Inc.                                10,973,693
                    Leisure - 0.9%
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in South Korea                10,973,693
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.0%       Leisure Equipment & Products - 0.0%             3  Premier Image Technology Corp.                             5
                    ---------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Taiwan                              5
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Pacific
                                                                       Basin - 21.5%                                    258,355,823
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $945,247,852) - 95.9%                  1,152,555,939
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.8%                                            1,213,800  iShares Asia Trust-iShares FTSE                    9,759,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Exchange-Traded Funds
                                                                       (Cost - $8,860,314) - 0.8%                         9,759,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Beneficial
                                                             Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $24,035,317  BlackRock Liquidity Series, LLC Cash Sweep
                                                                       Series I, 5.18% (b)(c)                            24,035,317
-----------------------------------------------------------------------------------------------------------------------------------
                                                           92,921,126  BlackRock Liquidity Series, LLC Money Market
                                                                       Series, 5.33% (b)(c)(d)                           92,921,126
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $116,956,443) - 9.7%                     116,956,443
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $1,071,064,609*) - 106.4%              1,279,271,382

                                                                       Liabilities in Excess of Other
                                                                       Assets - (6.4%)                                  (77,805,943)
                                                                                                                     --------------
                                                                       Net Assets - 100.0%                           $1,201,465,439
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,078,969,793
                                                                ===============
      Gross unrealized appreciation                             $   229,997,157
      Gross unrealized depreciation                                 (29,695,568)
                                                                ---------------
      Net unrealized appreciation                               $   200,301,589
                                                                ===============

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
                                                                   Net           Interest
      Affiliate                                                 Activity          Income
      -----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I     $(32,242,394)     $ 402,262
      BlackRock Liquidity Series, LLC Money Market Series     $ 14,038,266      $  45,450
      -----------------------------------------------------------------------------------

(c)   Represents the current yield as of September 30, 2006.
(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Depositary receipts.
(f)   Security, or a portion of security, is on loan.
(g) Investments in companies (whereby the Fund held 5% or more of the companies' outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                         Net          Purchase     Sales     Realized   Dividend
      Affiliate          Activity         Cost     Cost       Losses     Income
      --------------------------------------------------------------------------
      DiagnoCure, Inc.   192,500     $ 611,834     $    --     $    --      +
      --------------------------------------------------------------------------
      +     Non-income producing security.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
            Foreign                              Settlement        Appreciation
      Currency Purchased                            Date          (Depreciation)
      -------------------------------------------------------------------------
      CAD        506,222                        October 2006                 --
      EUR          9,851                        October 2006       $        (25)
      GBP      1,658,981                        October 2006            (12,864)
      HKD      9,464,101                        October 2006                195
      JPY     53,448,474                        October 2006             (1,826)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net
      (USD Commitment - $5,247,065)                                $    (14,520)
                                                                   ============

o Forward foreign exchange contracts sold as of September 30, 2006 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
            Foreign                              Settlement        Appreciation
         Currency Sold                              Date          (Depreciation)
      -------------------------------------------------------------------------
      CAD      2,002,440                        October 2006       $      6,167
      EUR        105,229                        October 2006                293
      JPY    553,975,722                        October 2006             16,220
      NOK      9,155,830                        October 2006             (4,177)
      TRY     11,372,500                        October 2006            (24,911)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net
      (USD Commitment - $15,457,342)                               $     (6,408)
                                                                   ============

o     Currency Abbreviations:

      CAD   Canadian Dollar
      EUR   Euro
      GBP   British Pound
      HKD   Hong Kong Dollar
      JPY   Japanese Yen
      NOK   Norwegian Krone
      TRY   Turkish Lira
      USD   U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Global SmallCap Fund, Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Global SmallCap Fund, Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Global SmallCap Fund, Inc.

Date: November 17, 2006